Reconciliation of tax expense and accounting profit multiplied by tax rate (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Major components of tax expense (income) [abstract]
(Loss)/ Profit for the year		$ (705)	₨ (66,018)	₨ 23,501	₨ (366,505)
Total income tax expense		$ 211	19,768	(12,849)	37,174
(Loss)/ Profit before income taxes	[1]		(46,250)	10,652	(329,331)
Expected tax expense at statutory income tax rate	[2]		130,037	84,863	(165)
Non-deductible expenses			904	1,138	17,026
Utilization of previously unrecognized tax losses			(1,253)	(35,867)	(29,260)
Current year losses for which no deferred tax asset was recognized			(137,480)	(37,497)	83,574
Change in unrecognized temporary differences			19,505	(11,639)	(35,638)
Effect of change in tax rate				(5,726)
Others			₨ 8,055	₨ (8,121)	₨ 1,637

[1]	Refer to Note A above for breakup of loss before tax into domestic (Parent Company) and foreign operations (subsidiaries).
[2]	The domicile of the Parent Company is Cayman Islands. The Group’s two major tax jurisdictions are India and Singapore with tax rates ranging between 25.17% to 26.00% (March 31, 2025: 25.17% to 26.00% and March 31, 2024: 25.17% to 26.00%) in India and 17% (March 31, 2025: 17% and March 31, 2024: 17%) in Singapore, that have been applied to profit/(loss) of the respective jurisdiction for determination of expected tax expense.